Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2020
Related Party Transactions Abstract
Schedule of transactions between related parties
	For the Year Ended
	March 31, 2020	March 31, 2019	March 31, 2018

Salaries and Benefits (1)	$455,067	$289,840	$225,000
Consulting fees (2)	263,750	382,875	293,400
Accommodation (3)	762	49,895	64,085
Truck and Trailer Rentals (4)	98,943	140,722	144,807
Options Vested (5)	240,996	252,804	571,130
Total	$1,059,518	$1,116,136	$1,298,422

1) Salaries and benefits incurred with directors and officers are included in Administrative fees on the Consolidated Statements of Operations.

2) Consulting fees included in professional fees and sales and marketing on Consolidated Statements of Operations are paid to the current Chairman and CEO, the previous CEO and Director, and the previous CFO and current Director of the Company to provide accounting, and management consulting services.

3) Accommodation expense paid to Stage Coach Landing, Inc., a company that the Chairman of GreenPower is an officer and director. These costs are expensed on the Consolidated Statements of Operations.

4) Truck and trailer rental fees paid to Maple Leaf Equipment Aircraft and Recovery Inc., a company that the Chairman and CEO and the former CEO of GreenPower are officers and directors. These costs are included in Transportation costs on the Consolidated Statements of Operations.

5) Amounts recognized for related party stock-based compensation are included in Share-based payments on the Consolidated Statements of Operations.